Business Segments	3 Months Ended
Nov. 30, 2013
Segment Reporting [Abstract]
Business Segments

NOTE 10 – BUSINESS SEGMENTS

We identify our reportable segments based on our management structure, financial data and market. We have identified two business segments: Medical Device Manufacturing and Personal Care Services.

Our Medical Device Manufacturing segment consists of the products of Dotolo Research Corporation. This segment designs, develops, manufactures and distributes the Toxygen hardware system with disposables speculums and tubing.

Our Personal Care Service segment consists of the services of Angels of Mercy, Inc. This segment provides non-medical, Personal Care Attendant (PCA) services, Supervised Independent Living (SIL), Long-Term Senior Care, and other approved programs performed by a trained caregiver that will meet the health service needs of beneficiaries whose disabilities preclude the performance of certain independent living skills related to the activities of daily living (ADL).

The accounting policies of the segments are the same as those described in Note 2 – Summary of Significant Accounting Policies and Note 10 – Business Segments.

Medical Device Manufacturing

Below is our income statement for our Medical Device Manufacturing segment.

	For the Three Months Ended
	November 30,	November 30,
	2013	2012

Revenues	$—	$—

Cost of revenues	12,167	—

Gross profit	(12,167)	—

Operating expenses:
General and administrative	11,897	—
Depreciation and amortization	2,423	—

Total operating expenses	14,320	—

Loss from operations	(26,487)	—

Other income (expense):
Interest and finance charges	(3,483)	—
Other income (expenses)	—	—

Total other income (expense)	(4,266)	—

Loss from operations	$(30,753)	$—

Personal Care Services

Below is our income statement for our Personal Care Services.

	For the Three Months Ended
	November 30,	November 30,
	2013	2012

Revenues	$724,632	$—

Cost of revenues	482,388	—

Gross profit	242,244	—

Operating expenses:
General and administrative	154,974	—
Depreciation and amortization	2,945	—

Total operating expenses	157,919	—

Income (loss) from operations	84,325	—

Other income (expense):
Interest and finance charges	(63,004)	—

Total other income (expense)	(91,752)	—

Loss from operations	$(7,427)	$—